Organization and Nature of Business	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Organization and nature of business

Note 1 – Organization and nature of business

Jowell Global Ltd. (“Jowell Global” or the “Company”) is a limited liability company established under the laws of the Cayman Islands on August 16, 2019 as a holding company. The Company, through its consolidated Variable Interest Entity (“VIE”) that serves customers using its retail website www.1juhao.com and mobile applications, engages primarily in online sale of cosmetic products, health and nutritional supplements and household products sourced from manufacturers and distributors in China, and offers an online marketplace that also enables third-party sellers to sell their products on the Company’s online platform.

A reorganization of the Company’s legal structure (“Reorganization”) was completed on November 1, 2019. The Reorganization involved the incorporation of Jowell Global, a Cayman Islands holding company, Jowell Technology Limited (“Jowell Tech”), a Hong Kong holding company; the incorporation of Shanghai Jowell Technology Co., Ltd. (“Shanghai Jowell”), a wholly foreign-owned entity (“WFOE”) formed by Jowell Tech under the laws of the People’s Republic of China (“China” or the “PRC”).

On October 31, 2019 and November 1, 2019, Shanghai Jowell entered into a series of VIE Agreements with Shanghai Juhao Information Technology Co., Ltd. (“Shanghai Juhao”) and its shareholders, as amended on October 10, 2020. These agreements include: 1) an Exclusive Business Cooperation and Management Agreement; 2) an Equity Interest Pledge Agreement, 3) an Exclusive Option Agreement; 4) Powers of Attorney and 5) Spousal Consent Letters. Pursuant to these agreements, Shanghai Jowell has the exclusive rights to provide consulting services to Shanghai Juhao related to the business operation and management of Shanghai Juhao. For such services, Shanghai Juhao agrees to pay service fees equal to all of its net profit after tax payments to Shanghai Jowell. At the same time Shanghai Jowell has obligation to absorb all of the Shanghai Juhao’s losses. Such contractual arrangements are designed so that the operations of Shanghai Juhao are solely for the benefit of Shanghai Jowell and ultimately, the Company. The agreements remain in effect until and unless all parties agree to its termination, except the Exclusive Option Agreement that the effective term of 10 years and can be renewed for an additional 10 years. Until such termination, Shanghai Juhao may not enter into another agreement for the provision of management consulting services without the prior consent of Shanghai Jowell. In essence, Shanghai Jowell has gained effective control over Shanghai Juhao. Therefore, Shanghai Juhao is considered a Variable Interest Entity under the Statement of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810 “Consolidation”, because the equity investments in Shanghai Juhao no longer have the characteristics of a controlling financial interest, and the Company, through Shanghai Jowell, is the primary beneficiary of Shanghai Juhao. Accordingly, Shanghai Juhao has been consolidated (See Note 2 – Consolidation of Variable Interest Entity).

Since Jowell Global and its subsidiaries are effectively controlled by the same controlling shareholders before and after the Reorganization, they are considered under common control. The above-mentioned transactions were accounted for as a recapitalization. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

Upon the reorganization, the Company has subsidiaries in countries and jurisdictions including PRC, Hong Kong and Cayman Islands. Details of the subsidiaries of the Company are set out below:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Jowell Global	August 16, 2019	Cayman Islands	Parent, 100	Holding Company
Jowell Tech	June 24, 2019	Hong Kong	100	Holding Company
Shanghai Jowell	October 15, 2019	Shanghai, China	100	Holding Company
Shanghai Juhao	July 31, 2012	Shanghai, China	N/A (VIE)	Online Retail